Equipment (Tables)	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Schedule of Equipment
		Accumulated
September 30, 2015	Cost	Depreciation and Impairment	Net Book Value
Furniture	$3,723	$(2,813)	$910
Machinery	53,848	(28,336)	25,512
	$57,571	$(31,149)	$26,422

		Accumulated
December 31, 2014	Cost	Depreciation and Impairment	Net Book Value
Furniture	$3,723	$(2,136)	$1,587
Machinery	89,419	(76,722)	12,697
	$93,142	$(78,858)	$14,284